Income Taxes (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Valuation allowance	$ 20,335	$ 164,878	$ 20,335